INCOME TAXES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax [Line Items]
Total Deferred Tax Liabilities	$ 1,800,705	$ 1,690,923
Offsetting presentation	(336,819)	(330,736)
Net Effect	1,463,886	1,360,187	$ 1,417,658
Property, Plant and Equipment [Member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	1,020,282	900,415
Financial Instruments [Member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	26,755	25,630
Biological Assets [Member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	644,348	642,221
Inventory [Member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	32,567	38,251
Prepaid Expenses [Member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	42,319	41,338
Intangible [member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	14,826	17,942
Other Taxable Temporary Differences [member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	$ 19,608	$ 25,126